Debentures - Summary Of Changes In Debentures Based on Face Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	₩ 67,563,024	₩ 62,759,504
Changes In Debentures Based On Face Value [Abstract]
Issues	107,645,124	121,795,971
Repayments	(106,631,213)	(117,509,585)
Others	548,344	517,134
Ending	69,125,279	67,563,024
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	57,500,884	55,495,986
Changes In Debentures Based On Face Value [Abstract]
Issues	102,418,415	117,789,512
Repayments	(103,444,605)	(115,784,614)
Others	0	0
Ending	56,474,694	57,500,884
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	910	1,960
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	(200)	(1,050)
Others	0	0
Ending	710	910
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	240,000	240,000
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	0	0
Others	0	0
Ending	240,000	240,000
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	6,241,957	4,834,407
Changes In Debentures Based On Face Value [Abstract]
Issues	286,000	1,409,000
Repayments	(1,173,067)	(1,450)
Others	0	0
Ending	5,354,890	6,241,957
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	44,124,235	47,229,619
Changes In Debentures Based On Face Value [Abstract]
Issues	96,782,415	110,295,448
Repayments	(95,482,556)	(113,400,832)
Others	0	0
Ending	45,424,094	44,124,235
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	6,893,782	3,190,000
Changes In Debentures Based On Face Value [Abstract]
Issues	5,350,000	6,085,064
Repayments	(6,788,782)	(2,381,282)
Others	0	0
Ending	5,455,000	6,893,782
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	10,062,140	7,263,518
Changes In Debentures Based On Face Value [Abstract]
Issues	5,226,709	4,006,459
Repayments	(3,186,608)	(1,724,971)
Others	548,344	517,134
Ending	12,650,585	10,062,140
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	2,749,174	2,232,938
Changes In Debentures Based On Face Value [Abstract]
Issues	1,286,016	810,920
Repayments	(2,072,615)	(500,901)
Others	205,766	206,217
Ending	2,168,341	2,749,174
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	7,312,966	5,030,580
Changes In Debentures Based On Face Value [Abstract]
Issues	3,940,693	3,195,539
Repayments	(1,113,993)	(1,224,070)
Others	342,578	310,917
Ending	₩ 10,482,244	₩ 7,312,966